EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
EQUITY
Schedule of shares

	For the year ended December 31, 2021	For the year ended December 31, 2020
Shares issued at the start of the period	27,299,332	26,178,281
Shares issued from placements	11,479,977	—
Exercise of warrants	7,821,700	872,291
Exercise of options	720,201	145,000
Shares issued for conversion debt (convertible bond)	7,500,000	—
Shares issued for interest payment	297,106	—
Share based compensation	—	103,760
Shares issued at the end of period	55,118,316	27,299,332

Schedule of warrants

		December 31, 2021		December 31, 2020
		Weighted average		Weighted average
		exercise price		exercise price
	Number	$	Number	$
Opening balance	7,853,439	2.26	2,676,614	3.80
Issued	—	—	7,500,000	2.20
Exercised	(7,821,700)	2.25	(872,291)	3.50
Expired	(31,739)	3.50	(1,450,884)	4.00
Ending balance	—	—	7,853,439	2.26

Schedule of share options

The Company’s share options are as follows for the year ended December 31, 2021 and 2020:

		December 31, 2021		December 31, 2020
		Weighted average		Weighted average
		exercise price		exercise price
	Number	$	Number	$
Opening balance	2,400,000	3.20	1,582,500	2.80
Granted	735,000	15.95	1,192,500	3.64
Exercised	(720,201)	3.06	(145,000)	3.05
Expired	(51,300)	7.00	(230,000)	2.66
Forfeited	(1,250)	16.84	—	—
Cancelled	(10,000)	16.84	—	—
Ending balance	2,352,249	7.07	2,400,000	3.20
Options that can be exercised	2,058,500	7.30	2,000,000	3.37

Schedule of the weighted average fair value of the share options granted were estimated using the Black-Scholes option pricing model

	2021	2020
Share price at date of grant	$15.95	$3.64
Expected life	5 years	4.75 years
Risk-free interest rate	0.82%	0.39%
Expected volatility	67.86%	54.68%
Expected dividend	Nil	Nil

Schedule of share options issued are exercisable at the closing market price of the common shares on the day prior to their grant

			December 31, 2021
			Weighted average
			exercise price
Expiration date	Total number	Total exercisable	$
Year 2022	115,000	115,000	3.23
Year 2023	375,000	325,000	3.42
Year 2024	312,500	312,500	2.33
Year 2025	826,000	676,000	3.30
Year 2026	723,750	630,000	15.93
Ending balance	2,352,250	2,058,500	7.07